Annual Total Returns[BarChart] - DWS Communications Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.62%)	17.10%	30.93%	(0.69%)	1.96%	9.89%	8.32%	(10.62%)	26.06%	25.94%